Cover	Nov. 18, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2025
Entity File Number	001-42871
Entity Registrant Name	STONEBRIDGE ACQUISITION II CORPORATION
Entity Central Index Key	0002043630
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	One World Trade Center
Entity Address, Address Line Two	Suite 8500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	(646)
Local Phone Number	314-3555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, par value $0.0001 per share, and one Right to acquire one-tenth of one Class A Ordinary Share
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, par value $0.0001 per share, and one Right to acquire one-tenth of one Class A Ordinary Share
Trading Symbol	APACU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	APAC
Security Exchange Name	NASDAQ
Rights, each Right to acquire one-tenth of one Class A Ordinary Share
Title of 12(b) Security	Rights, each Right to acquire one-tenth of one Class A Ordinary Share
Trading Symbol	APACR
Security Exchange Name	NASDAQ